Inventories - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 1,408,910	$ 1,244,942
Write-downs (reversals of write-downs) of inventories	$ 87,752	$ 81,056